Finance Receivables (Scheduled future minimum rents under direct financing leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Capital Leases, Future Minimum Payments Receivable [Abstract]
2012	$ 7,999
2013	7,777
2014	5,364
2015	2,831
2016	$ 2,078